Securities - Summary of Net Securities Gains (Losses) (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (12)	$ 35	$ (2)	$ 24
Debt securities [member] | Financial assets amortized cost [member]
Disclosure of financial assets [line items]
Net realized gains (losses)				44
Debt securities [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Net realized gains (losses)	$ (12)	$ 35	$ (2)	$ (20)